Equity - Summary of Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	506,300
Shares issued on options exercised (in shares)	1,040	8,165
Ending balance (in shares)	488,500	506,300
Class A Common Shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	7,600	7,655
Class A common shares conversation (in shares)		(55)
Shares issued on options exercised (in shares)	0	0
Cancelled pursuant to normal course issuer bid (in shares)	0	0
Ending balance (in shares)	7,600	7,600
Class B Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	498,743	509,668
Class A common shares conversation (in shares)		55
Shares issued on options exercised (in shares)	1,032	8,178
Cancelled pursuant to normal course issuer bid (in shares)	(18,898)	(19,158)
Ending balance (in shares)	480,877	498,743